Provisions - Rollforward of provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in other provisions [abstract]
Other provisions	$ 4,773	$ 5,552
Additions	2,220	2,784
Amounts utilised	(1,882)	(2,798)
Unused amounts reversed	(1,377)	(567)
Unwinding of discounts	8	6
Exchange and other movements	269	(204)
Other provisions	4,011	4,773
Restructuring costs
Reconciliation of changes in other provisions [abstract]
Other provisions	551	463
Additions	204	415
Amounts utilised	(353)	(168)
Unused amounts reversed	(103)	(115)
Unwinding of discounts	0	0
Exchange and other movements	35	(44)
Other provisions	334	551
Contractual commitments
Reconciliation of changes in other provisions [abstract]
Other provisions	298	240
Additions	87	141
Amounts utilised	(3)	(1)
Unused amounts reversed	(135)	(97)
Unwinding of discounts	(1)	0
Exchange and other movements	7	15
Other provisions	253	298
Legal proceedings and regulatory matters
Reconciliation of changes in other provisions [abstract]
Other provisions	2,436	3,174
Additions	829	1,258
Amounts utilised	(850)	(1,831)
Unused amounts reversed	(980)	(165)
Unwinding of discounts	0	0
Exchange and other movements	66	0
Other provisions	1,501	2,436
Customer remediation
Reconciliation of changes in other provisions [abstract]
Other provisions	1,124	1,340
Additions	820	762
Amounts utilised	(543)	(680)
Unused amounts reversed	(52)	(94)
Unwinding of discounts	0	0
Exchange and other movements	105	(204)
Other provisions	1,454	1,124
Other provisions
Reconciliation of changes in other provisions [abstract]
Other provisions	364	335
Additions	280	208
Amounts utilised	(133)	(118)
Unused amounts reversed	(107)	(96)
Unwinding of discounts	9	6
Exchange and other movements	56	29
Other provisions	$ 469	$ 364